Contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Contingencies
Schedule of the various CRA audit and reassessment matters

	CRA Position	Taxation Years Reassessed	Potential Exposure for Tax, Interest and Penalties (in millions)
Transfer Pricing (Mexico)

Transfer pricing provisions in the Act apply such that a majority of the income earned by the Company’s Mexican subsidiary should be included in the income of the Company and subject to tax in Canada.

2013-2016

For 2013-2016:

Tax: $21.9 (C$29.9)

Transfer pricing penalties: $8.8 (C$12.0)

Interest and other penalties: $19.4 (C$26.5)

The amounts set forth above do not include any potential relief under the Canada-Mexico tax treaty.

The Company’s Mexican subsidiary ceased operations after 2016 and no reassessments for this issue are expected for subsequent years.

Transfer Pricing (Barbados)

Transfer pricing provisions in the Act apply such that a majority of the income relating to certain precious metal streams earned by the Company’s Barbadian subsidiary should be included in the income of the Company and subject to tax in Canada.

2014-2019

For 2014-2019:

Tax: $81.4 (C$111.1)

Transfer pricing penalties: $12.9 (C$17.6) for 2014-2017; $17.8 (C$24.4) for 2018-2019 under review

Interest and other penalties: $41.0 (C$56.2)

If the CRA were to reassess the 2020-2024 taxation years on the same basis:

Tax: $287.9 (C$392.8)

Transfer pricing penalties: $108.9 (C$148.6)

Interest and other penalties: $76.6 (C$104.6)